State Street SPDR SP Health Care Equipment ETF Expense Example - State Street SPDR SP Health Care Equipment ETF - State Street SPDR SP Health Care Equipment ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443